9. Stock Option Plans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unamortized compensation cost related to stock option awards	$ 1,369,779
Options
Weighted average grant date fair value of options	$ 0.31	$ 0.41